Earnings Per Share (Schedule of Computation of Basic and Diluted Earnings Per Share) (Details) € in Thousands		12 Months Ended
		Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 EUR (€) shares
Earnings per share [abstract]
Net income (loss) attributed to owners of the Company | €			€ 1,057		€ (6,115)		€ (209)	[1]
Weighted average ordinary shares outstanding	[2]		10,675,508		10,675,757		10,677,700
Dilutive effect:
Stock options and warrants			3,349
Diluted weighted average ordinary shares Outstanding			10,678,857		10,675,757		10,677,700
Basic profit (loss) per share from continuing operations | $ / shares		$ 0.10		$ (0.57)		$ (0.02)
Diluted profit (loss) per share from continuing operations | $ / shares		$ 0.10		$ (0.57)		$ (0.02)
Amount of dilutive stock options and warrants | €					€ 3,198		€ 2,953

[1]	Please refer to Note 2C for functional and presentation currency.
[2]	Net of treasury shares.